Taxes - Income tax - Effective income tax on continuing operations - Additional information - Statutory rates (Details)		12 Months Ended
	Apr. 01, 2017	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Statutory tax rate (as a percent)			19.00%
Effective tax rate on tax dispute			(53.30%)
Effective tax rate excluding tax dispute			33.20%
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Statutory tax rate (as a percent)		25.82%	32.02%	34.43%	34.43%
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Statutory tax rate (as a percent)	19.00%		19.00%
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Statutory tax rate (as a percent)			25.00%